UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number,including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2005–February 28, 2006

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2006

Vanguard® Market Liquidity Fund
Vanguard®Municipal Cash Management Fund
Vanguard®Yorktown™ Liquidity Fund

2006 Total Returns		August 31, 2005- February 28, 2006

Vanguard CMT Fund	Vanguard Fund	Average Institutional Money Market Fund[1]	SEC 7-Day Annualized Yield[2]: 2/28/2006

Market Liquidity	2.1%	1.8%	4.69%

Municipal Cash Management	1.4	—	3.18

Yorktown Liquidity	2.0	—	4.64

1. Derived from data provided by Lipper Inc.
2. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2006

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

Yield	4.7%

Average Weighted Maturity	15 days

Average Quality[1]	Aaa

Expense Ratio[2]	0.01%

Sector Diversification (% of portfolio)
Bankers Acceptances	1%

Finance

Certificates of Deposit	24

Commercial Paper	31

Collateralized Repurchase Agreement	44

Distribution by Credit Quality[1] (% of portfolio)
Aaa	54%

Aa	42

A	4

1. Moody’s Investors Service.
2. Annualized.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

Yield	3.2%

Average Weighted Maturity	7 days

Average Quality[1]	MIG-1

Expense Ratio[2]	0.02%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+/F-1	86%

A-1/P-1/F-1	13

AAA/AA	1

Largest State Concentrations[4] (% of portfolio)
Texas	11%

New York	9

Ohio	8

Illinois	7

Tennessee	7

Michigan	6

North Carolin	5

Florida	5

New Jersey	4

Massachusetts	4

Total	66%

YORKTOWN LIQUIDITY FUND
Financial Attributes

Yield	4.6%

Average Weighted Maturity	1 day

Average Quality[1]	Aaa

Expense Ratio[2]	0.02%

Sector Diversification (% of portfolio)
Collateralized Repurchase Agreement	100%

Distribution by Credit Quality[1] (% of portfolio)
Aaa	100%

1.     Moody’s Investors Service.
2.     Annualized.
3.     Ratings: Moody’s Investor Service, Standard & Poor’s, Fitch.
4.     “Largest State Concentrations” figures exclude any fixed income futures contracts.

GLOSSARY OF INVESTMENT TERMS

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield.     A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

Average Annual Total Returns for periods ended December 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Fund	Inception Date	One Year	Since Inception
			Capital	Income	Total
Market Liquidity	7/19/2004	3.31%	0.0%	2.84%	2.84%

Municipal Cash Management	7/19/2004	2.45	0.0	2.14	2.14

Yorktown Liquidity	7/19/2004	3.30	0.0	2.82	2.82

February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF NET ASSETS

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of the report for further information).

Vanguard Market Liquidity Fund	Yield••	Maturity Date	Face Amount ($000)	Market Value• ($000)

Commercial Paper (30.7%)

Bank Holding Company (0.4%)
State Street Corp.	4.521%	3/15/06	100,000	99,825

Finance—Auto (1.6%)
DaimlerChrysler Rev. Auto Conduit LLC 1	4.550%	3/21/06	120,000	119,699
DaimlerChrysler Rev. Auto Conduit LLC 1	4.554%	3/27/06	36,483	36,364
DaimlerChrysler Rev. Auto Conduit LLC 1	4.564%	3/28/06	51,056	50,883
DaimlerChrysler Rev. Auto Conduit LLC 1	4.573%	3/30/06	100,000	99,634
DaimlerChrysler Rev. Auto Conduit LLC 2	4.513%	3/17/06	22,000	21,956
DaimlerChrysler Rev. Auto Conduit LLC 2	4.513%	3/20/06	30,300	30,228

				358,764

Finance—Other (12.1%)
Cafco, LLC	4.545%	3/14/06 (1)	15,000	14,976
Cafco, LLC	4.511%	3/20/06 (1)	26,000	25,939
Cafco, LLC	4.504%	3/22/06 (1)	50,000	49,870
Cafco, LLC	4.514%-4.523%	3/24/06 (1)	101,000	100,711
Cafco, LLC	4.586%	4/5/06 (1)	5,000	4,978
Cafco, LLC	4.698%	5/2/06 (1)	49,000	48,607
Cafco, LLC	4.676%	5/3/06 (1)	15,000	14,878
Ciesco LLC	4.540%	3/21/06 (1)	20,000	19,950
CRC Funding, LLC	4.491%	3/15/06 (1)	57,890	57,790
CRC Funding, LLC	4.549%	3/21/06 (1)	20,000	19,950
CRC Funding, LLC	4.542%	3/24/06 (1)	22,000	21,936
General Electric Capital Corp.	4.643%	5/3/06	385,000	381,907
GovCo Inc.	4.558%	3/27/06 (1)	50,000	49,836
IXIS Commercial Paper Corp.	4.522%	3/24/06 (1)	50,000	49,857
IXIS Commercial Paper Corp.	4.542%	3/27/06 (1)	100,000	99,674
IXIS Commercial Paper Corp.	4.534%	4/7/06 (1)	70,000	69,677
IXIS Commercial Paper Corp.	4.707%	5/12/06 (1)	82,000	81,236
KFW International Finance Inc.	4.483%	3/27/06 (1)	25,000	24,920
KFW International Finance Inc.	4.523%	3/28/06 (1)	248,500	247,661
Liberty Street Funding Corp.	4.527%-4.537%	3/16/06 (1)	149,800	149,519
Liberty Street Funding Corp.	4.529%-4.534%	3/20/06 (1)	122,000	121,710
Liberty Street Funding Corp.	4.538%-4.539%	3/23/06 (1)	30,000	29,917
Liberty Street Funding Corp.	4.514%	3/24/06 (1)	100,000	99,714
Liberty Street Funding Corp.	4.556%	3/27/06 (1)	9,527	9,496
Liberty Street Funding Corp.	4.577%	3/30/06 (1)	17,000	16,938
Oesterreichische Kontrollbank AG	4.574%	4/6/06	18,000	17,918
Old Line Funding Corp.	4.493%	3/6/06 (1)	25,000	24,984
Old Line Funding Corp.	4.486%-4.522%	3/7/06 (1)	87,000	86,935
Old Line Funding Corp.	4.534%	3/10/06 (1)	60,000	59,932
Old Line Funding Corp.	4.543%	3/13/06 (1)	18,601	18,573
Old Line Funding Corp.	4.491%-4.531%	3/15/06 (1)	111,616	111,421
Old Line Funding Corp.	4.546%	3/17/06 (1)	22,946	22,900
Old Line Funding Corp.	4.513%-4.534%	3/20/06 (1)	60,374	60,231
Park Avenue Receivable Corp.	4.520%	3/3/06 (1)	35,462	35,453
Park Avenue Receivable Corp.	4.536%	3/6/06 (1)	40,000	39,975
Park Avenue Receivable Corp.	4.513%	3/22/06 (1)	30,375	30,296
Preferred Receivables Funding Co.	4.541%	3/8/06 (1)	15,000	14,987
Preferred Receivables Funding Co.	4.535%	3/21/06 (1)	11,000	10,972
Preferred Receivables Funding Co.	4.532%	3/23/06 (1)	70,000	69,807
Variable Funding Capital Corp.	4.500%	3/14/06 (1)	50,000	49,919
Variable Funding Capital Corp.	4.535%	3/23/06 (1)	47,241	47,110
Yorktown Capital LLC	4.536%	3/14/06 (1)	22,217	22,181
Yorktown Capital LLC	4.536%	3/15/06 (1)	55,051	54,954
Yorktown Capital LLC	4.537%	3/17/06 (1)	40,000	39,920
Yorktown Capital LLC	4.539%	3/20/06 (1)	30,127	30,055
Yorktown Capital LLC	4.536%	3/22/06 (1)	15,000	14,960
Yorktown Capital LLC	4.536%	3/24/06 (1)	20,000	19,942

				2,695,072

Foreign Banks (15.0%)
ANZ (Delaware) Inc.	4.643%	5/3/06	149,500	148,299
CBA (Delaware) Finance Inc.	4.527%	3/17/06	121,700	121,456
CBA (Delaware) Finance Inc.	4.531%	3/21/06	60,000	59,849
CBA (Delaware) Finance Inc.	4.518%	3/27/06	230,000	229,255
Danske Corp.	4.526%	3/23/06 (1)	31,000	30,915
Danske Corp.	4.526%	3/24/06 (1)	25,000	24,928
Danske Corp.	4.505%-4.514%	3/27/06 (1)	350,000	348,869
Dexia Delaware LLC	4.529%	3/9/06	470,000	469,529
Fortis Funding LLC	4.516%	3/17/06 (1)	20,000	19,960
HBOS Treasury Services PLC	4.535%	3/22/06	70,000	69,816
ING (U.S.) Funding LLC	4.541%	3/20/06	40,000	39,905
ING (U.S.) Funding LLC	4.502%	3/23/06	41,000	40,888
ING (U.S.) Funding LLC	4.513%-4.522%	3/24/06	63,468	63,286
ING (U.S.) Funding LLC	4.524%	3/28/06	100,000	99,663
ING (U.S.) Funding LLC	4.553%	3/29/06	90,000	89,684
ING (U.S.) Funding LLC	4.548%	3/30/06	52,640	52,449
National Australia Funding (Delaware)	4.516%-4.520%	3/16/06 (1)	86,900	86,737
National Australia Funding (Delaware)	4.519%-4.529%	3/21/06 (1)	66,500	66,334
Societe Generale N.A. Inc.	4.538%	3/20/06	78,000	77,814
Societe Generale N.A. Inc.	4.589%	4/4/06	9,400	9,360
Svenska Handelsbanken, Inc.	4.510%	3/27/06	285,000	284,079
UBS Finance (Delaware), Inc.	4.540%	3/27/06	480,000	478,437
Westpac Banking Corp.	4.482%	3/1/06 (1)	16,400	16,400
Westpac Banking Corp.	4.528%	3/2/06 (1)	171,600	171,578
Westpac Banking Corp.	4.714%-4.720%	5/15/06 (1)	220,153	218,014

				3,317,504

Foreign Industrial (1.2%)
GlaxoSmithKline Finance PLC	4.525%	3/30/06 (1)	45,000	44,837
Network Rail Infrastructure Finance PLC	4.513%-4.544%	3/27/06 (1)	107,600	107,252
Network Rail Infrastructure Finance PLC	4.554%	4/3/06 (1)	20,000	19,917
Network Rail Infrastructure Finance PLC	4.643%	4/21/06 (1)	66,848	66,411
Total Capital	4.479%	3/13/06 (1)	19,240	19,211

				257,628

Industrial (0.4%)
General Electric Co.	4.491%-4.507%	3/28/06	35,000	34,883
General Electric Co.	4.553%	3/29/06	50,000	49,824

				84,707

Total Commercial Paper
(Cost $6,813,500)				6,813,500

Certificates of Deposit (16.4%)

Certificates of Deposit—U.S. Banks (2.9%)
Bank of New York	4.520%	3/22/06	180,000	180,000
Wells Fargo Bank, N.A	4.500%	3/23/06	430,000	430,000
Wells Fargo Bank, N.A	4.520%	3/24/06	25,000	25,000

				635,000

Yankee Certificates of Deposit—U.S. Branches (13.5%)
Abbey National Treasury Services PLC (New York Branch)	4.500%	3/24/06	150,000	150,000
Bank of Montreal (Chicago Branch)	4.530%	3/27/06	400,000	400,000
Barclays Bank PLC (New York Branch)	4.525%	3/27/06	150,000	150,000
Barclays Bank PLC (New York Branch)	4.550%	3/31/06	300,000	300,000
Calyon (New York Branch)	4.490%	3/20/06	325,000	325,000
Fortis Bank NV-SA (New York Branch)	4.520%	3/21/06	50,000	50,000
Fortis Bank NV-SA (New York Branch)	4.530%	3/22/06	109,000	109,000
Fortis Bank NV-SA (New York Branch)	4.500%	3/23/06	50,000	50,000
Fortis Bank NV-SA (New York Branch)	4.530%	3/23/06	25,000	25,000
Fortis Bank NV-SA (New York Branch)	4.500%	3/24/06	100,000	100,000
Fortis Bank NV-SA (New York Branch)	4.530%	3/24/06	50,000	50,000
HSH Nordbank AG (New York Branch)	4.530%	3/20/06	30,000	30,000
HSH Nordbank AG (New York Branch)	4.590%	4/3/06	150,000	150,000
Landesbank Baden-Wuerttemberg (New York Branch)	4.540%	3/24/06	180,000	180,000
Rabobank Nederland (New York Branch)	4.520%	3/1/06	450,000	450,000
Societe Generale (New York Branch)	4.540%	3/28/06	250,000	250,000
Svenska Handelsbanken, AB (New York Branch)	3.440%	3/2/06	43,500	43,499
Toronto Dominion (New York Branch)	4.530%	3/27/06	180,000	180,000

				2,992,499

Total Certificates of Deposit
(Cost $3,627,499)				3,627,499

Eurodollar Certificates of Deposit (7.1%)

ABN-AMRO Bank NV	4.580%	4/6/06	100,000	100,000
Deutsche Bank	4.515%	3/27/06	250,000	250,000
Deutsche Bank	4.520%	4/12/06	89,000	88,995
HBOS Treasury Services PLC	4.510%	3/24/06	390,000	390,000
Lloyds TSB Bank PLC	4.490%	3/23/06	241,000	241,000
Royal Bank of Scotland PLC	4.530%	3/27/06	475,000	475,000
Societe Generale	3.265%	3/3/06	8,000	7,999
Societe Generale	4.395%	3/6/06	28,000	27,999

Total Eurodollar Certificates of Deposit
(Cost $1,580,993)				1,580,993

Other Notes (1.5% )

Bank of America, N.A
(Cost $326,000)	4.490%	3/27/06	326,000	326,000

Repurchase Agreements (44.2%)

Bank of America Securities, LLC
(Dated 2/28/06, Repurchase Value $663,761,000,
collateralized by Farm Credit Admin. Discount
Notes, 3/1/06-1/16/07, Federal Farm Credit Bank,
1.850%-5.150%, 3/3/06-7/23/24, Federal Home Loan
Bank, 1.875%-7.625%, 3/30/06-12/11/15, Federal
Home Loan Bank Discount Notes, 3/2/06-10/13/06,
Federal Home Loan Mortgage Corp., 2.750%-6.875%,
7/15/06-7/15/32, Federal Home Loan Mortgage Corp.
Discount Notes, 11/6/06-7/15/11, Federal National
Mortgage Assn., 2.250%-7.170%, 5/15/06-1/15/30,
Federal National Mortgage Assn. Discount Notes,
3/23/06-6/1/17)	4.550%	3/1/06	663,677	663,677
Barclays Capital, Inc.
(Dated 2/28/06, Repurchase Value $1,511,191,000,
collateralized by Farm Credit Admin. Discount Notes,
4/25/06-8/31/06, Federal Farm Credit Bank, 2.625%-
5.250%, 9/17/07-4/21/08, Federal Home Loan Bank,
2.250%-5.375%, 4/4/06-5/15/19, Federal Home Loan
Bank Discount Note, 3/1/06, Federal Home Loan
Mortgage Corp. Discount Notes, 4/4/06-1/9/07,
Federal Home Loan Mortgage Corp., 2.750%-7.125%,
8/15/06-5/15/29, Federal National Mortgage Assn
Discount Notes, 7/5/06-12/29/06)	4.560%	3/1/06	1,511,000	1,511,000
Citigroup Global Markets, Inc.
(Dated 2/28/06, Repurchase Value $505,064,000,
collateralized by Federal Farm Credit Bank, 1.875%-
6.050%, 1/16/07-4/25/22, Federal Home Loan Bank,
1.875%-7.625%, 3/15/06-8/3/18, Federal Home Loan
Bank Discount Notes, 3/1/06-9/12/08, Federal Home
Loan Mortgage Corp., 4.500%-6.704%, 1/9/07-1/15/15,
Federal Home Loan Mortgage Corp. Discount Notes,
3/14/06-7/15/32, Federal National Mortgage Assn
Discount Notes, 3/1/06-5/15/30)	4.560%	3/1/06	505,000	505,000
Credit Suisse LLC
(Dated 2/28/06, Repurchase Value $1,013,128,000,
collateralized by Federal Home Loan Bank Discount
Notes, 3/1/06-5/19/06, Federal Home Loan Mortgage Corp.
Discount Notes, 4/4/06-12/26/06, Federal National
Mortgage Assn. Discount Notes, 3/15/06-1/26/07)	4.560%	3/1/06	1,013,000	1,013,000
Deutsche Bank Securities, Inc.
(Dated 2/28/06, Repurchase Value $1,527,193,000,
collateralized by Federal Home Loan Bank Discount Note,
3/10/06, Federal Home Loan Mortgage Corp., 4.500%-
5.625%, 3/15/11-11/17/15, Federal Home Loan Mortgage
Corp. Discount Notes, 5/2/06-8/29/06, Federal National
Mortgage Assn., 5.000%-6.000%, 5/15/11-3/15/16)	4.560%	3/1/06	1,527,000	1,527,000
Goldman Sachs & Co.
(Dated 2/28/06, Repurchase Value $1,161,147,000,
collateralized by Federal Farm Credit Bank, 2.125%-
5.570%, 3/15/06-12/16/15, Federal Home Loan Bank,
1.875%-7.625%, 3/8/06-11/15/17, Federal Home Loan
Bank Discount Notes, 3/10/06-8/11/06, Federal Home
Loan Mortgage Corp., 2.375%-7.100%, 5/30/06-9/15/29,
Federal Home Loan Mortgage Corp. Discount Notes,
3/7/06-1/12/07, Federal National Mortgage Assn.,
2.250%-7.250%, 5/15/06-5/15/30, Federal National
Mortgage Assn. Discount Notes, 3/1/06-6/1/17)	4.550%	3/1/06	1,161,000	1,161,000
JPMorgan Securities Inc.
(Dated 2/28/06, Repurchase Value $404,051,000,
collateralized by Federal Home Loan Bank Discount Note,
6/13/06, Federal Home Loan Mortgage Corp. Discount
Notes, 5/30/06-11/29/19, Federal National Mortgage
Assn. Discount Notes, 5/24/06-6/10/08)	4.560%	3/1/06	404,000	404,000
Morgan Stanley & Co. Inc.
(Dated 2/28/06, Repurchase Value $218,027,000,
collateralized by U.S Treasury Bonds, 4.500%-5.500%,
8/15/28-2/15/36)	4.470%	3/1/06	218,000	218,000
Morgan Stanley & Co. Inc.
(Dated 2/28/06, Repurchase Value $1,260,160,000,
collateralized by Farm Credit Admin., 5.450%-9.800%,
10/9/07-9/23/21, Farm Credit Admin. Discount Notes,
3/8/06-11/2/06, Federal Farm Credit Bank, 1.875%-7.250%,
3/15/06-9/10/18, Federal Home Loan Bank, 1.875%-7.625%,
3/6/06-7/28/28)	4.570%	3/1/06	1,260,000	1,260,000
UBS Securities LLC Warburg Dillon Read
(Dated 2/28/06, Repurchase Value $1,527,193,000,
collateralized by Federal Home Loan Bank Discount
Note, 3/14/06, Federal Home Loan Mortgage Corp. Discount
Notes, 8/4/06-2/6/07, Federal National Mortgage Assn
Discount Notes, 3/9/06-11/15/30)	4.560%	3/1/06	1,527,000	1,527,000

Total Repurchase Agreements
(Cost $9,789,677)				9,789,677

Total Investments (99.9%)
(Cost $22,137,669)				22,137,669

Other Assets and Liabilities (0.1%)

Other Assets—Note B				21,298
Liabilities				(72)

				21,226

Net Assets (100%)

Applicable to 22,158,891,461 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				22,158,895

Net Asset Value Per Share	$1.00

•See Note A in Notes to Financial Statements.
••Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Security exempt from registration under Section 4
(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2006, the aggregate value of these securities was $3,536,610,000, representing 16.0% of net assets.

	Amount ($000)	Per Share
At February 28, 2006, net assets consisted of:

Paid-in Capital	22,158,892	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	3	—
Unrealized Appreciation	—	—

Net Assets	22,158,895	$1.00

STATEMENT OF OPERATIONS
Vanguard Market Liquidity Fund Six Months Ended February 28, 2006 ($000)
INVESTMENT INCOME
Income
Interest	353,282

Total Income	353,282

Expenses
Management and Administrative	851

Total Expenses	851

NET INVESTMENT INCOME	352,431

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	352,431

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
	Vanguard Market Liquidity Fund
	Six Months Ended February 28, 2006 ($000)	Year Ended August 31, 2005 ($000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	352,431	482,243
Realized Net Gain (Loss)	—	3
Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	352,431	482,246

Distributions
Net Investment Income	(352,431)	(482,243)
Realized Capital Gain	—	—

Total Distributions	(352,431)	(482,243)

Capital Share Transactions (at $1.00)
Issued	83,765,766	150,940,153
Issued in Lieu of Cash Distributions	352,146	481,751
Redeemed	(77,261,991)	(156,985,843)

Net Increase (Decrease) from Capital Share Transactions	6,855,921	(5,563,939)

Total Increase (Decrease)	6,855,921	(5,563,936)

Net Assets
Beginning of Period	15,302,974	20,866,910

End of Period	22,158,895	15,302,974

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
	Vanguard Market Liquidity Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2006	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.020	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—

Total from Investment Operations	.020	.026	.002

Distributions
Dividends from Net Investment Income	(.020)	(.026)	(.002)
Distributions from Realized Capital Gains	-	-	-

Total Distributions	(.020)	(.026)	(.002)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	2.06%	2.60%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,159	$15,303	$20,867
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	4.14%	2.57%	1.44%[2]

[1] Commencement of operations.
[2] Annualized.

See accompanying Notes, which are an integral part of the financial statements.

February 28, 2006
STATEMENT OF NET ASSETS
Vanguard Municipal Cash Management Fund	Coupon	Maturity Date	Amount (000)	Value• (000)

Municipal Bonds (104.2%)

Alabama (0.5%)
Homewood Alabama Educ. Building Auth. Rev. (Samford Univ.) VRDO	2.930%	3/1/2006 (2)	7,515	7,515

Arizona (3.2%)
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.200%	3/7/2006 (2)	10,000	10,000
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.220%	3/7/2006 (1)*	4,480	4,480
Phoenix AZ Civic Improvement Corp. Water System Rev. VRDO	3.200%	3/7/2006 (1)	12,450	12,450
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.220%	5/9/2006	18,144	18,144

				45,074

California (2.6%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.190%	3/7/2006 LOC	7,500	7,500
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.220%	3/7/2006 (4)*	7,665	7,665
California GO TOB VRDO	3.220%	3/7/2006 (4)*	5,320	5,320
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	10,000	10,000
California Statewide Community Dev. Auth. Rev. (Salk Institute) TOB VRDO	3.220%	3/7/2006 (1)*	5,665	5,665

				36,150

Colorado (3.1%)
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.200%	3/7/2006	12,740	12,740
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.200%	3/7/2006 LOC	16,825	16,825
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.200%	3/7/2006 LOC	14,135	14,135

				43,700

Connecticut (0.3%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.200%	3/7/2006 (2)	4,000	4,000

Delaware (1.2%)
Univ. of Delaware Rev. VRDO	2.940%	3/1/2006	16,685	16,685

District of Columbia (0.4%)
District of Columbia GO TOB VRDO	3.220%	3/7/2006 (2)*	6,120	6,120

Florida (5.2%)
Broward County FL School Board COP TOB VRDO	3.220%	3/7/2006 (4)*	9,315	9,315
Florida Board of Educ. TOB VRDO	3.220%	3/7/2006 *	6,985	6,985
Florida Dept. of Transp. TOB VRDO	3.220%	3/7/2006 *	245	245
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.960%	3/1/2006 LOC	39,080	39,080
Orange County FL School Board TOB VRDO	3.220%	3/7/2006 (1)*	7,565	7,565
Orange County FL School Board TOB VRDO	3.220%	3/7/2006 (1)*	9,725	9,725

				72,915

Georgia (2.4%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	2.960%	3/1/2006 LOC	10,000	10,000
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.960%	3/1/2006 (2)	9,585	9,585
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	3.190%	3/7/2006 LOC	10,000	10,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.190%	3/7/2006 LOC	5,000	5,000

				34,585

Illinois (7.5%)
Chicago IL Metro. Water Reclamation Dist. GO VRDO	3.190%	3/7/2006	18,100	18,100
Cook County IL GO VRDO	3.200%	3/7/2006	27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.210%	3/7/2006 LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	2.950%	3/1/2006	15,800	15,800
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.170%	3/7/2006	9,800	9,800
Illinois GO VRDO	3.230%	3/7/2006	18,500	18,500
Illinois Regional Transp. Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)*	6,485	6,485
Schaumburg IL GO VRDO	3.200%	3/7/2006	165	165
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.220%	3/7/2006 (1)*	5,210	5,210

				106,460

Indiana (1.7%)
Indianapolis IN Local Public Improvement Rev. VRDO	3.180%	3/7/2006 (1)	24,450	24,450

Iowa (1.6%)
Iowa Finance Auth. Rev. (Trinity Health) VRDO	3.180%	3/7/2006	22,000	22,000

Kentucky (0.7%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	3.200%	3/7/2006 (1)	10,000	10,000

Maryland (1.4%)
Howard County MD Consolidated Public Improvement CP	2.980%	3/8/2006	15,200	15,200
Maryland Econ. Dev. Corp. Rev. VRDO	3.000%	3/1/2006 (2)	5,325	5,325

				20,525

Massachusetts (3.9%)
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.210%	3/7/2006 *	10,000	10,000
Massachusetts Dev. Finance Agency Rev. (Smith College) TOB VRDO	3.210%	3/7/2006 *	8,855	8,855
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	3.100%	3/7/2006	8,000	8,000
Massachusetts GO TOB VRDO	3.210%	3/7/2006 (4)*	13,815	13,815
Massachusetts GO VRDO	3.000%	3/1/2006	4,425	4,425
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.220%	3/7/2006 *	10,000	10,000

				55,095

Michigan (6.0%)
Detroit MI Water Supply System VRDO	3.200%	3/7/2006 (3)	14,855	14,855
Michigan Building Auth. Rev. VRDO	3.180%	3/7/2006	17,045	17,045
Michigan State Building Auth. TOB VRDO	3.210%	3/7/2006 (2)*	4,680	4,680
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.950%	3/1/2006	12,700	12,700
Univ. of Michigan Hosp. Rev. VRDO	2.950%	3/1/2006	20,250	20,250
Univ. of Michigan Hosp. Rev. VRDO	2.950%	3/1/2006	15,000	15,000

				84,530

Minnesota (0.2%)
Minnesota GO TOB VRDO	3.210%	3/7/2006 *	2,470	2,470

Mississippi (1.4%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.150%	3/7/2006	19,784	19,784

Missouri (3.0%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.200%	3/7/2006 (4)	35,100	35,100
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.010%	3/1/2006	7,560	7,560

				42,660

Nebraska (3.4%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.150%	3/7/2006	8,000	8,000
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.190%	3/7/2006	29,581	29,581
Lincoln NE Lincoln Electric System CP	3.100%	3/7/2006	10,000	10,000

				47,581

Nevada (1.6%)
Clark County NV School Dist. GO TOB VRDO	3.210%	3/7/2006 (4)*	5,000	5,000
Clark County NV School Dist. GO TOB VRDO	3.220%	3/7/2006 (3)*	9,960	9,960
Las Vegas Valley Water Dist. Nevada CP	3.120%	4/3/2006	8,000	8,000

				22,960

New Jersey (4.5%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.220%	3/7/2006 (2)*	18,740	18,740
New Jersey Transp. Corp. COP TOB VRDO	3.220%	3/7/2006 (3)*	14,355	14,355
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)*	8,495	8,495
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (2)*	5,000	5,000
New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (4)*	16,890	16,890

				63,480

New York (8.9%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.220%	3/7/2006 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)*	6,000	6,000
Metro. New York Transp. Auth. Rev. TOB VRDO	3.220%	3/7/2006 (4)*	17,380	17,380
New York City NY GO TOB VRDO	3.200%	3/7/2006 (3)*	4,755	4,755
New York City NY GO TOB VRDO	3.220%	3/7/2006 (1)*	10,975	10,975
New York City NY GO VRDO	2.980%	3/1/2006 LOC	5,000	5,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220%	3/7/2006 *	2,500	2,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220%	3/7/2006 (1)*	5,215	5,215
New York City NY Transitional Finance Auth. Rev. VRDO	2.970%	3/1/2006	1,300	1,300
New York City NY Transitional Finance Auth. Rev. VRDO	3.150%	3/7/2006	13,560	13,560
New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.210%	3/7/2006 (3)*	5,230	5,230
New York State Thruway Auth. Rev. TOB VRDO	3.220%	3/7/2006 (2)*	17,000	17,000
New York State Thruway Auth. Rev. TOB VRDO	3.220%	3/7/2006 (2)*	10,470	10,470
New York State Thruway Auth. Rev. TOB VRDO	3.220%	3/7/2006 (2)*	8,125	8,125
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.160%	3/7/2006	15,000	15,000

				125,810

North Carolina (5.6%)
Buncombe County NC Metro. Sewerage Dist. VRDO	3.210%	3/7/2006 (10)	18,000	18,000
Mecklenburg County NC GO VRDO	3.160%	3/7/2006	21,600	21,600
Mecklenburg County NC GO VRDO	3.200%	3/7/2006	400	400
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.170%	3/7/2006	10,000	10,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	3.170%	3/7/2006	25,000	25,000
Union County NC GO VRDO	3.180%	3/7/2006	4,794	4,794

				79,794

Ohio (8.2%)
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.200%	3/7/2006 (3)	35,970	35,970
Hamilton County OH Sewer System Rev. TOB VRDO	3.220%	3/7/2006 (1)*	7,985	7,985
Kent State Univ. Ohio VRDO	3.200%	3/7/2006 (1)	2,500	2,500
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.210%	3/7/2006	11,915	11,915
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.950%	3/1/2006	4,725	4,725
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	3.200%	3/7/2006 LOC	4,100	4,100
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	3.170%	3/7/2006	3,900	3,900
Ohio Higher Educ. GO TOB VRDO	3.220%	3/7/2006 *	8,980	8,980
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	2.990%	3/1/2006	1,500	1,500
Ohio State Univ. General Receipts Rev. VRDO	3.180%	3/7/2006	5,200	5,200
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.220%	3/7/2006 LOC	12,000	12,000
Univ. of Cincinnati OH General Receipts VRDO	3.180%	3/7/2006 (2)	3,500	3,500
Univ. of Toledo OH General Receipts VRDO	3.000%	3/1/2006 (3)	13,750	13,750

				116,025

Oregon (1.6%)
Oregon State Veteran Welfare Services GO VRDO	3.190%	3/7/2006	23,000	23,000

Pennsylvania (2.9%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.010%	3/1/2006	6,000	6,000
Montgomery County PA IDA PCR (Presbytery Homes) VRDO	3.200%	3/7/2006 LOC	20,500	20,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990%	3/1/2006	4,300	4,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.990%	3/1/2006	8,400	8,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.990%	3/1/2006 (1)	2,100	2,100

				41,300

Rhode Island (0.5%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.) VRDO	3.160%	3/7/2006	6,700	6,700

South Carolina (0.0%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.220%	3/7/2006 (2)*	400	400

Tennessee (7.1%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.000%	3/1/2006	25,000	25,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.000%	3/1/2006	15,000	15,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.170%	3/7/2006	21,370	21,370
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.010%	3/1/2006 (10)	21,000	21,000
Shelby County TN GO	3.100%	3/7/2006	18,000	18,000

				100,370

Texas (11.4%)
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.230%	3/7/2006 *	395	395
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.010%	3/1/2006	16,800	16,800
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.010%	3/1/2006	38,400	38,400
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	3.010%	3/1/2006 (1)	9,060	9,060
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.010%	3/1/2006 LOC	11,465	11,465
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	3.120%	3/9/2006	11,700	11,700
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	3.150%	4/7/2006	13,400	13,400
Houston TX Util. System Rev. TOB VRDO	3.220%	3/7/2006 (4)*	400	400
Mesquite TX Independent School Dist. School Building TOB VRDO	3.220%	3/7/2006 *	900	900
Pasadena TX Independent School Dist. VRDO	3.180%	3/7/2006 (4)	5,000	5,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.000%	3/7/2006	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.170%	3/7/2006	13,000	13,000
Texas Public Finance Auth. (Colonial Roadway Projects) CP	3.210%	4/6/2006	21,500	21,500

				162,020

Virginia (1.1%)
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.960%	3/1/2006 (Prere.)	15,400	15,400

Washington (0.0%)
Washington GO TOB VRDO	3.220%	3/7/2006 *	500	500

Wisconsin (1.1%)
Wisconsin GO CP	3.200%	3/7/2006	15,000	15,000

Total Municipal Bonds
(Cost $1,475,058)				1,475,058

Other Assets and Liabilities (-4.2%)

Other Assets-Note B				8,311

Payables for Investment Securities Purchased				(67,820)
Other Liabilities				(26)

				(59,535)

Net Assets (100%)

Applicable to 1,415,507,692 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				1,415,523

Net Asset Value Per Share				$1.00

•See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $313,550,000, representing 22.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

At February 28, 2006, net assets consisted of:

	Amount ($000)	Per Share

Paid-in Capital	1,415,516	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	7	—
Unrealized Appreciation	—	—

Net Assets	1,415,523	$1.00

STATEMENT OF OPERATIONS
Vanguard Municipal Cash Management Fund Six Months Ended February 28, 2006 ($000)

INVESTMENT INCOME
Income
Interest	22,930

Total Income	22,930

Expenses
Management and Administrative	163

Total Expenses	163

NET INVESTMENT INCOME	22,767

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	7

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,774

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
	Vanguard Municipal Cash Management Fund
	Six Months Ended February 28, 2006 ($000)	Year Ended August 31, 2005 ($000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	22,767	13,719
Realized Net Gain (Loss)	7	8
Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	22,774	13,727

Distributions
Net Investment Income	(22,767)	(13,719)
Realized Capital Gain	—	—

Total Distributions	(22,767)	(13,719)

Capital Share Transactions (at $1.00)
Issued	2,466,184	3,948,048
Issued in Lieu of Cash Distributions	22,767	13,719
Redeemed	(3,179,193)	(1,866,836)

Net Increase (Decrease) from Capital Share Transactions	(690,242)	2,094,931

Total Increase (Decrease)	(690,235)	2,094,939

Net Assets
Beginning of Period	2,105,758	10,819

End of Period	1,415,523	2,105,758

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
	Vanguard Municipal Cash Management Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2006	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.014	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—

Total from Investment Operations	.014	.020	.001

Distributions
Dividends from Net Investment Income	(.014)	(.020)	(.001)
Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.014)	(.020)	(.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	1.42%	2.03%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,416	$2,106	$11
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	2.80%[2]	2.35%	1.13%[2]

1 Commencement of operations.
2 Annualized.

See accompanying Notes, which are an integral part of the financial statements.

February 28, 2006
STATEMENT OF NET ASSETS
Vanguard Yorktown Liquidity Fund	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Repurchase Agreements (100.0%)

Bank of America Securities, LLC
(Dated 2/28/06, Repurchase Value $14,002,000,
collateralized by Federal National Mortgage Assn.,
5.000%-6.625%, 9/15/09-3/15/16)	4.550%	3/1/06	14,000	14,000
Barclay's Capital, Inc.
(Dated 2/28/06, Repurchase Value $38,005,000,
collateralized by Federal Home Loan Mortgage Corp.,
5.500%, 7/15/06)	4.560%	3/1/06	38,000	38,000
Citigroup Global Markets Inc.
(Dated 2/28/06, Repurchase Value $11,001,000,
collateralized by Federal Home Loan Mortgage Corp.
4.500%, 1/15/15)	4.560%	3/1/06	11,000	11,000
Credit Suisse LLC
(Dated 2/28/06, Repurchase Value $22,003,000,
collateralized by Federal Home Loan Bank Discount Note,
3/1/06, Federal Home Loan Bank, 0.000%, 6/13/06, and
Federal Home Loan Mortgage Corp., 0.000%, 11/29/19)	4.560%	3/1/06	22,000	22,000
Deutsche Bank Securities Inc.
(Dated 2/28/06, Repurchase Value $33,004,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 3/28/06)	4.560%	3/1/06	33,000	33,000
Goldman, Sachs & Co.
(Dated 2/28/06, Repurchase Value $30,550,000,
collateralized by Federal Home Loan Mortgage Corp.,
7.000%, 3/15/10, and Federal National Mortgage Assn.,
4.375%, 3/15/13)	4.550%	3/1/06	30,546	30,546
JPMorgan Securities Inc.
(Dated 2/28/06, Repurchase Value $9,001,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 5/30/06)	4.560%	3/1/06	9,000	9,000
Morgan Stanley & Co. Inc.
(Dated 2/28/06, Repurchase Value $28,004,000,
collateralized by Federal Farm Credit Bank Discount
Note, 4/17/06, and Federal Farm Credit Bank, 3.000%,
4/15/08)	4.570%	3/1/06	28,000	28,000
UBS Securities LLC
(Dated 2/28/06, Repurchase Value $33,004,000,
collateralized by Federal Home Loan Bank, 0.000%, 9/12/08,
Federal Home Loan Mortgage Corp., 0.000%, 2/1/14-11/15/28,
and Federal National Mortgage Assn., 0.000%, 10/5/07)	4.560%	3/1/06	33,000	33,000

Total Repurchase Agreements
(Cost $218,546)				218,546

Other Assets and Liabilities (0.0%)

Other Assets				29
Liabilities				(2)

				27

Net Assets (100%)

Applicable to 218,572,899 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				218,573

Net Asset Value Per Share				$1.00

•See Note A in Notes to Financial Statements.

AT February 28, 2006, net assets consisted of:

	Amount ($000)	Per Share

Paid-in Capital	218,573	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	—	—

Net Assets	218,573	$1.00

STATEMENT OF OPERATIONS
Vanguard Yorktown Liquidity Fund Six Months Ended February 28, 2006 ($000)

INVESTMENT INCOME
Income
Interest	9,687

Total Income	9,687

Expenses
Management and Administrative	40

Total Expenses	40

NET INVESTMENT INCOME	9,647

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,647

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
	Vanguard Yorktown Liquidity Fund
	Six Months Ended February 28, 2006 ($000)	Year Ended August 31, 2005 ($000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	9,647	9,885
Realized Net Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	9,647	9,885

Distributions
Net Investment Income	(9,647)	(9,885)
Realized Capital Gain	—	—

Total Distributions	(9,647)	(9,885)

Capital Share Transactions (at $1.00)
Issued	2,225,253	5,076,915
Issued in Lieu of Cash Distributions	9,647	9,885
Redeemed	(2,857,872)	(5,950,933)

Net Increase (Decrease) from Capital Share Transactions	(622,972)	(864,133)

Total Increase (Decrease)	(622,972)	(864,133)

Net Assets
Beginning of Period	841,545	1,705,678

End of Period	218,573	841,545

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
	Vanguard Yorktown Liquidity Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2006	Year Ended August 31, 2005	July 19, 2004[1] to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.020	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—

Total from Investment Operations	.020	.026	.002

Distributions
Dividends from Net Investment Income	(.020)	(.026)	(.002)
Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.020)	(.026)	(.002)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	2.05%	2.59%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$219	$842	$1,706
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.01%	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	3.93%[2]	2.40%	1.45%[2]

1 Commencement of operations.
2 Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard CMT Funds comprise the Market Liquidity Fund, Municipal Cash Management Fund and Yorktown Liquidity Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The funds have been established by Vanguard as cash management vehicles solely available for investments by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.

The Market Liquidity Fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The Municipal Cash Management Fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Yorktown Liquidity Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, as well as in repurchase agreements collateralized by such securities.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The funds’ trustees and officers are also directors and officers of Vanguard.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value August 31, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period*

Based on Actual Fund Return
Market Liquidity	$1,000.00	$1,020.59	$0.05
Municipal Cash Management	$1,000.00	$1,014.25	$0.10
Yorktown Liquidity	$1,000.00	$1,020.48	$0.10

Based on Hypothetical 5% Yearly Return
Market Liquidity	$1,000.00	$1,024.74	$0.05
Municipal Cash Management	$1,000.00	$1,024.70	$0.10
Yorktown Liquidity	$1,000.00	$1,024.70	$0.10

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.01%; for the Municipal Cash Management Fund, 0.02%; for the Yorktown Liquidity Fund, 0.02%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. If the fees were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Annualized Expense Ratios*: Your Fund compared with its Peer Group

Vanguard CMT Fund	Fund Expense Ratio	Average Institutional Money Market Fund

Market Liquidity	0.01%	0.45%
Municipal Cash Management	0.02	—
Yorktown Liquidity	0.02	—

* Fund expense ratios reflect the six months ended February 28, 2006. Peer Group Expense ratio data is derived from data provided by Lipper Inc., and captures information through year-end 2005.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis. A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1
Born 1954
Trustee since May 1987;
Chairman of the Board and
Chief Executive Officer
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937
Trustee since January 2001
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945
Trustee since December 20012133
Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950
Trustee since July 1998
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952
Trustee since December 2004
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941
Trustee since January 1993
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936
Trustee since April 1985
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers1

Heidi Stam
Born 1956
Secretary since July 2005
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957
Treasurer since July 1998
133 Vanguard Funds Overseen

Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R.Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F.William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1   Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

2   December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond
     Funds, and the Vanguard State Tax-Exempt Funds.

   More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk , Yorktown, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor Account Services
800-662-2739

Institutional Investor Services
800-523-1036

Text Telephone
800-952-3335

© 2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

    (a)        Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)        Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)     Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.